Measurement of financial assets and liabilities - Foreign exchange risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Measurement of financial assets and liabilities
Amount of exchange gains (losses) recognised	$ (28)	$ (38)